Summary of Significant Accounting Policies - Schedule of Revenue by Major Product Line (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Revenue By Major Product Line [Line Items]
Revenue	$ 5,498,653	$ 2,223,790
Wastewater Treatment Revenue [Member]
Schedule of Revenue By Major Product Line [Line Items]
Revenue	493,123	491,991
River Water Quality Management Revenue [Member]
Schedule of Revenue By Major Product Line [Line Items]
Revenue	4,728,449	1,645,366
Product Sales Revenue [Member]
Schedule of Revenue By Major Product Line [Line Items]
Revenue	$ 277,081	$ 86,433